[SMITH BARNEY MUTUAL FUNDS LOGO]

PROSPECTUS

GOVERNMENT
SECURITIES
FUND


CLASS A, B, L, Y AND 1 SHARES

---------------------------------------

APRIL 28, 2000 AS AMENDED
AUGUST 21, 2000













The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

1                                                      Smith Barney Mutual Funds

GOVERNMENT SECURITIES FUND

   CONTENTS



Investments, risks and performance.........................    2

More on the fund's investments.............................    8

Management.................................................    9

Choosing a class of shares to buy..........................   10

Comparing the fund's classes...............................   11

Sales charges..............................................   12

More about deferred sales charges..........................   16

Buying shares..............................................   17

Exchanging shares..........................................   19

Redeeming shares...........................................   21

Other things to know about share transactions..............   23

Dividends, distributions and taxes.........................   25

Share price................................................   26

Financial highlights.......................................   27


YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Government Securities Fund                                                     2

   INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE

The fund seeks high current return.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself.

The fund may also enter into mortgage dollar roll transactions where the fund sells a mortgage related security and simultaneously agrees to repurchase, at a future date, another mortgage related security with the same interest rate and maturity date but generally backed by a different pool of mortgages. The benefits from these transactions depend on the manager's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if the securities to be repurchased decline in value before the date of repurchase.

SELECTION PROCESS The manager focuses on identifying undervalued securities. Specifically, the manager:

- Monitors the spreads between U.S. Treasury and government agency or instrumentality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage

- Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

- Uses research to identify sectors of the government and mortgage markets that are inefficiently priced, and adjusts portfolio positions to take advantage of new information

- Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that balance potential return and risk

3                                                      Smith Barney Mutual Funds

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates increase, causing the prices of fixed income securities to decline and reducing the value of the fund's portfolio

- As interest rates decline, the issuers of mortgage-related securities held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities. This is known as prepayment or call risk.

- As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. This is known as extension risk.

- The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

- The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Payments of principal and interest on mortgage pools issued by instrumentalities of the U.S. government are not guaranteed by the U.S. government. Although mortgage pools issued by U.S. agencies are guaranteed with respect to payments of principal and interest, this guarantee does not apply to losses resulting from declines in the market value of these securities.

WHO MAY WANT TO INVEST  The fund may be an appropriate investment if you:

- Are seeking income consistent with preservation of capital

- Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

- Prefer to invest in U.S. government securities rather than higher yielding corporate securities

Government Securities Fund                                                     4

RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class B shares for each of the past 10 years. Class 1, A, L and Y shares have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                        TOTAL RETURN FOR CLASS B SHARES

[Risk bar chart]

90                                                                               6.99
--                                                                               ----
91                                                                               16.28
92                                                                                5.45
93                                                                               10.45
94                                                                               -3.25
95                                                                               13.87
96                                                                                1.42
97                                                                               10.82
98                                                                                7.44
99                                                                               -5.35

                        CALENDAR YEARS ENDED DECEMBER 31

QUARTERLY RETURNS (PAST 10 YEARS)

Highest: 6.36% in 3rd quarter 1991; Lowest: (3.62)% in 1st quarter 1992. Year to date; 3.61% through 06/30/00

5                                                      Smith Barney Mutual Funds

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Lehman Brothers Government Bond Index ("Lehman Index"), a broad-based unmanaged index of all U.S. government obligations. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 1999


     CLASS       1 YEAR    5 YEARS   10 YEARS   SINCE INCEPTION   INCEPTION DATE
       A         (9.24)%     4.97%       n/a          4.90%          11/06/92
       B         (9.42)%     5.25%     6.20%          7.27%          03/20/84
       L         (7.24)%     5.26%       n/a          4.36%          02/04/93
       Y         (4.61)%       n/a       n/a          4.38%          02/07/96
       1             n/a       n/a       n/a            n/a               n/a*
  Lehman Index   (2.23)%     7.44%     7.48%          9.31%           **



* Class 1 Shares are currently not being offered. Their inception date will be September 11, 2000.



** Index comparison begins on March 31, 1984.

Government Securities Fund                                                     6

FEE TABLE

This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                SHAREHOLDER FEES


  (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)          CLASS A   CLASS B   CLASS L   CLASS Y   CLASS 1
  Maximum sales charge
  (load) imposed on
  purchases (as a % of
  offering price)           4.50%*      None       1.00%    None      6.75%

  Maximum deferred sales
  charge (load) (as a % of
  the lower of net asset
  value at purchase or
  redemption)                None*     4.50%    1.00%     None      None


                         ANNUAL FUND OPERATING EXPENSES


  (EXPENSES DEDUCTED FROM
       FUND ASSETS)        CLASS A   CLASS B   CLASS L   CLASS Y   CLASS 1
  Management fee           0.55%     0.55%     0.55%     0.55%     0.55%

  Distribution and
    service (12b-1) fees   0.25%     0.75%     0.70%      None      None
  Other expenses           0.13%     0.11%     0.14%     0.04%     0.13%
                            ----      ----      ----      ----      ----

  Total annual fund
    operating expenses     0.93%     1.41%     1.39%     0.59%     0.68%
                            ====      ====      ====      ====      ====



* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

7                                                      Smith Barney Mutual Funds

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS

  Class A (with or without redemption)     $541     $733     $  942     $1,542

  Class B (redemption at end of period)    $594     $746     $  871     $1,560

  Class B (no redemption)                  $144     $446     $  771     $1,560

  Class L (redemption at end of period)    $340     $536     $  853     $1,752

  Class L (no redemption)                  $240     $536     $  853     $1,752

  Class Y (with or without redemption)     $ 60     $189     $  329     $  738

  Class 1 (with or without redemption)     $740     $878     $1,028     $1,464

Government Securities Fund                                                     8

   MORE ON THE FUND'S INVESTMENTS

DERIVATIVE CONTRACTS The fund may, but need not, use derivative contracts, such as interest rate futures and options on interest rate futures, for any of the following purposes:

- To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates

- As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

9                                                      Smith Barney Mutual Funds

   MANAGEMENT

MANAGER The fund's investment manager is SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

James E. Conroy, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund since its inception in 1984.

MANAGEMENT FEE For its services, the manager received a fee during the fund's last fiscal year equal to 0.35% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.


DISTRIBUTOR The fund has entered into agreements with Salomon Smith Barney and PFS Distributors Inc. to distribute the fund's shares.


DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.


A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.



TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Global Fund Services and PFS Shareholder Services to serve as the fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain functions including shareholder record keeping and accounting services.

Government Securities Fund                                                    10

   CHOOSING A CLASS OF SHARES TO BUY


You can choose among four classes of shares: Classes A, B, L and Y. In addition, you can buy additional Class 1 shares if you are a Class 1 shareholder. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.


- If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.

- For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.

- Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:


- A broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent")


- The fund, but only if you are investing through certain qualified plans or certain dealer representatives


All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                    INITIAL            ADDITIONAL
                                            CLASSES A,
                                               B, L        CLASS Y     ALL CLASSES
  General                                    $1,000      $15 million       $50

  IRAs, Self Employed Retirement Plans,
  Uniform Gift to Minor Accounts              $250       $15 million       $50

  Qualified Retirement Plans*                 $25        $15 million       $25

  Simple IRAs                                  $1                n/a       $ 1

  Monthly Systematic Investment Plans         $25                n/a       $25

  Quarterly Systematic Investment Plans       $50                n/a       $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

11                                                     Smith Barney Mutual Funds

   COMPARING THE FUND'S CLASSES


Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.



                          CLASS A         CLASS B         CLASS L         CLASS Y         CLASS 1

KEY FEATURES           - Initial       - No initial    - Initial       - No initial    - Only
                       sales charge    sales charge    sales charge    or deferred     available to
                       - You may       - Deferred        is lower        sales charge    eligible
                         qualify for   sales charge      than Class A  - Must invest     Class 1
                         reduction or    declines      - Deferred        at least $15    shareholders
                         waiver of       over time     sales charge      million       - Higher
                         initial       - Convert to      for only 1    - Lower annual  initial sales
                         sales charge    Class A         year            expenses        charge
                       - Lower annual    after 8       - Does not        than the      - Lower annual
                         expenses        years           convert to      other           expenses
                         than Class B  - Higher          Class A         classes         than Class
                         and Class L   annual          - Higher                          A, B and L
                                         expenses      annual
                                         than Class A    expenses
                                                         than Class A
-----------------------------------------------------------------------------------------------------
INITIAL SALES CHARGE   Up to 4.50%;    None            1.00%           None            Up to 8.50%
                         reduced for                                                     reduced for
                         large                                                           large
                         purchases                                                       purchases
                         and waived
                         for certain
                         investors;
                         no charge
                         for
                         purchases of
                         $500,000 or
                         more
-----------------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE  1.00% on        Up to 4.50%     1.00% if you    None            None
                         purchases of    charged when    redeem
                         $500,000 or     you redeem      within 1
                         more if you     shares. The     year of
                         redeem          charge is       purchase
                         within 1        reduced over
                         year of         time and
                         purchase        there is no
                                         deferred
                                         sales charge
                                         after 6
                                         years
-----------------------------------------------------------------------------------------------------
ANNUAL DISTRIBUTION    0.25% of        0.75% of        0.70% of        None            None
AND SERVICE FEES         average         average         average
                         daily net       daily net       daily net
                         assets          assets          assets
-----------------------------------------------------------------------------------------------------
EXCHANGE PRIVILEGE*    Class A shares  Class B shares  Class L shares  Class Y shares  Class 1 Shares
                         of most         of most         of most         of most         of Smith
                         Smith Barney    Smith Barney    Smith Barney    Smith Barney    Barney funds
                         funds           funds.          funds           funds           that offer
                                                                                         Class 1
                                                                                         shares and
                                                                                         Class A
                                                                                         shares of
                                                                                         certain
                                                                                         other Smith
                                                                                         Barney
                                                                                         mutual funds
-----------------------------------------------------------------------------------------------------



*Ask your Service Agent for the Smith Barney funds available for exchange.

Government Securities Fund                                                    12

   SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


The table below shows the rate of sales charge you pay, depending on the amount you purchase.



The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions and other fees Service Agents that sell shares of the Fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents will also receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.



                                                                BROKER/DEALER
                                    SALES CHARGE AS A % OF:       COMMISSION
                                   OFFERING      NET AMOUNT       AS A % OF
      AMOUNT OF PURCHASE           PRICE (%)    INVESTED (%)    OFFERING PRICE

Less than $25,000                    4.50           4.71             4.05
$25,000 but less than $50,000        4.00           4.17             3.60

$50,000 but less than $100,000       3.50           3.63             3.15
$100,000 but less than $250,000      2.50           2.56             2.25

$250,000 but less than $500,000      1.50           1.52             1.35
$500,000 or more                     0.00           0.00             0.00



INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.


QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

13                                                     Smith Barney Mutual Funds

Accumulation privilege -- lets you combine the current value of Class A shares owned

- by you, or

- by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent -- lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:


- Employees of NASD members



- Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup



- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified



If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").


CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

    YEAR AFTER PURCHASE      1ST  2ND  3RD  4TH  5TH  6TH THROUGH 8TH
Deferred sales charge        4.5%   4%   3%   2%   1%       0%

CLASS B CONVERSION After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower

Government Securities Fund                                                    14

annual expenses. Your Class B shares will convert to Class A shares as follows:

                            SHARES ISSUED:          SHARES ISSUED:
    SHARES ISSUED:        ON REINVESTMENT OF      UPON EXCHANGE FROM
      AT INITIAL            DIVIDENDS AND        ANOTHER SMITH BARNEY
       PURCHASE             DISTRIBUTIONS                FUND
Eight years after the   In same proportion as   On the date the shares
date of purchase        the number of Class B   originally acquired
                        shares converting is    would have converted
                        to total Class B        into Class A shares
                        shares you own
                        (excluding shares
                        issued as a dividend)


CLASS 1 SALES CHARGE



Class 1 shares are offered to eligible Class 1 shareholders at the next determined net asset value plus a sales charge. You do not pay a sales charge on a fund's distributions or dividends that you reinvest in additional Class 1 shares.



You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints.



                                                    SALES CHARGE   BROKER/DEALER
                                    SALES CHARGE      AS % OF        COMMISSION
                                      AS % OF        NET AMOUNT      AS A % OF
      AMOUNT OF INVESTMENT         OFFERING PRICE     INVESTED     OFFERING PRICE
Less than $25,000                      6.75%           7.24%           6.00%
$25,000 but less than $50,000          5.75%           6.10%           5.00%
$50,000 but less than $100,000         4.25%           4.44%           3.50%
$100,000 but less than $250,000        3.50%           3.63%           2.75%
$250,000 but less than $500,000        2.50%           2.56%           2.00%
$500,000 but less than $1,000,000      2.00%           2.04%           1.60%
$1,000,000 but less than
$2,500,000                             1.00%           1.01%           0.75%
$2,500,000 but less than
$5,000,000                             0.50%           0.50%           0.40%
$5,000,000 or more                     0.25%           0.25%           0.20%



CLASS L SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)


You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

15                                                     Smith Barney Mutual Funds


CLASS Y SHARES (AVAILABLE THROUGH CERTAIN SERVICE AGENTS)


You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

Government Securities Fund                                                    16

   MORE ABOUT DEFERRED SALES CHARGES


The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore you do not pay a sales charge on amounts representing appreciation or depreciation.


In addition, you do not pay a deferred sales charge on:

- Shares exchanged for shares of another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.



The fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.



Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell, except for sales exempt from the deferred sales charge. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.



Service Agents selling Class L shares receive commission of up to 2.00% of the purchase price of the Class L shares they sell.


DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- On certain distributions from a retirement plan

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder


If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

17                                                     Smith Barney Mutual Funds

   BUYING SHARES



           Through a   You should contact your Service Agent to open
       Service Agent   a brokerage account and make arrangements to
                       buy shares.
                       If you do not provide the following
                       information, your order will be rejected:
                       - Class of shares being bought
                       - Dollar amount or number of shares being
                         bought
                       Your Service Agent may charge an annual
                       account maintenance fee.
--------------------------------------------------------------------
         Through the   Qualified retirement plans and certain other
                fund   investors who are clients of certain Service
                       Agents are eligible to buy shares directly
                       from the fund.
                       - Write the fund at the following address:
                       SMITH BARNEY INVESTMENT FUNDS INC.
                            SMITH BARNEY GOVERNMENT SECURITIES FUND
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RI 02940-9699
                       - Enclose a check made payable to the fund to
                       pay for the shares.  For initial purchases,
                         complete and send an account application.
                       - For more information, call the transfer
                       agent at 1-800-451-2010.

Government Securities Fund                                                    18



           Through a   You may authorize your Service Agent or a
          systematic   sub- transfer agent to transfer funds
     investment plan   automatically from (i) a regular bank
                       account, (ii) cash held in a brokerage
                       account opened with a Service Agent or (iii)
                       certain money market funds, in order to buy
                       shares on a regular basis.
                       - Amounts transferred should be at least: $25
                         monthly or $50 quarterly.
                       - If you do not have sufficient funds in your
                         account on a transfer date, your Service
                         Agent or the sub-transfer agent may charge
                         you a fee.
                       For more information, contact your Service
                       Agent or the transfer agent or consult the
                       SAI.

19                                                     Smith Barney Mutual Funds

   EXCHANGING SHARES


 Smith Barney offers   You should contact your Service Agent to
       a distinctive   exchange into other Smith Barney funds. Be
     family of funds   sure to read the prospectus of the Smith
    tailored to help   Barney fund you are exchanging into. An
    meet the varying   exchange is a taxable transaction.
       needs of both
     large and small   - You may exchange shares only for shares of
           investors   the same class of another Smith Barney fund.
                         Not all Smith Barney funds offer all
                         classes.
                       - Not all Smith Barney funds may be offered
                       in your state of residence. Contact your
                         Service Agent or the transfer agent.
                       - You must meet the minimum investment amount
                         for each fund (except for systematic
                         investment plan exchanges).
                       - If you hold share certificates, the
                       transfer agent must receive the certificates
                         endorsed for transfer or with signed stock
                         powers (documents transferring ownership of
                         certificates) before the exchange is
                         effective.
                       - The fund may suspend or terminate your
                         exchange privilege if you engage in an
                         excessive pattern of exchanges.
--------------------------------------------------------------------
           Waiver of   Your shares will not be subject to an initial
    additional sales   sales charge at the time of the exchange.
             charges
                       Your deferred sales charge (if any) will
                       continue to be measured from the date of your
                       original purchase. If the fund you exchange
                       into has a higher deferred sales charge, you
                       will be subject to that charge. If you
                       exchange at any time into a fund with a lower
                       charge, the sales charge will not be reduced.

Government Securities Fund                                                    20



        By telephone   If you do not have a brokerage account with a
                       Service Agent, you may be eligible to
                       exchange shares through the fund. You must
                       complete an authorization form to authorize
                       telephone transfers. If eligible, you may
                       make telephone exchanges on any day the New
                       York Stock Exchange is open. For clients of a
                       PFS Registered Representative, call PFS
                       Shareholder Services at 1-800-544-5445
                       between 8 a.m. and 8 p.m. All other
                       shareholders should call the transfer agent
                       at 1-800-451- 2010 between 9:00 a.m. and 4:00
                       p.m. (Eastern time). Requests received after
                       the close of regular trading on the Exchange
                       are priced at the net asset value next
                       determined.
                       You can make telephone exchanges only between
                       accounts that have identical registrations.
--------------------------------------------------------------------
             By mail   If you do not have a brokerage account,
                       contact your Service Agent or write to a
                       sub-transfer agent at the address on the
                       following page.

21                                                     Smith Barney Mutual Funds

   REDEEMING SHARES


           Generally   Contact your Service Agent to redeem shares
                       of the fund.
                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer or with
                       signed stock powers before the redemption is
                       effective.
                       If the shares are held by a fiduciary or
                       corporation, other documents may be required.
                       Your redemption proceeds will be sent within
                       three business days after your request is
                       received in good order. However, if you
                       recently purchased your shares by check, your
                       redemption proceeds will not be sent to you
                       until your original check clears, which may
                       take up to 15 days.
                       If you have a brokerage account with a
                       Service Agent, your redemption proceeds will
                       be placed in your account and not reinvested
                       without your specific instruction. In other
                       cases, unless you direct otherwise, your
                       redemption proceeds will be paid by check
                       mailed to your address of record.
--------------------------------------------------------------------
             By mail   For accounts held directly at the fund, send
                       written requests to the fund at either of the
                       following addresses:
                       For clients of a PFS Investments Registered
                       Representative, write PFS Shareholder
                       Services at the following address:
                       PFS SHAREHOLDER SERVICES
                            P.O. BOX 105043
                            ATLANTA, GA 30348-5043
                       For all other investors, send your request to
                       PFPC Global Fund Services at the following
                       address:
                       SMITH BARNEY INVESTMENT FUNDS INC.
                            SMITH BARNEY GOVERNMENT SECURITIES FUND
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, R.I. 02940-9699
                       Your written request must provide the
                       following:
                       - The fund and account number
                       - The class of shares and the dollar amount
                       or number of shares to be redeemed
                       - Signatures of each owner exactly as the
                       account is registered
--------------------------------------------------------------------

Government Securities Fund                                                    22



        By telephone   If you do not have a brokerage account, you
                       may be eligible to redeem shares (except
                       those held in retirement plans) in amounts up
                       to $50,000 per day through the fund. You must
                       complete an authorization form to authorize
                       telephone redemptions. If eligible, you may
                       request redemptions by telephone on any day
                       the New York Stock Exchange is open. For
                       clients of a PFS Investments Registered
                       Representative, call PFS Shareholder Services
                       at 1-800-544-5445 between 8:00 a.m. and 8:00
                       p.m. (Eastern time). All other shareholders
                       should call the transfer agent at 1-800-
                       451-2010 between 9:00 a.m. and 4:00 p.m.
                       (Eastern time). Requests received after the
                       close of regular trading on the Exchange are
                       priced at the net asset value next
                       determined.
                       Your redemption proceeds can be sent by check
                       to your address of record or by wire or
                       electronic transfer (ACH) to a bank account
                       designated on your authorization form. You
                       must submit a new authorization form to
                       change the bank account designated to receive
                       wire or electronic transfers and you may be
                       asked to provide certain other documents. The
                       sub-transfer agent may charge a fee on an
                       electronic transfer (ACH).
--------------------------------------------------------------------
      Automatic cash   You can arrange for the automatic redemption
    withdrawal plans   of a portion of your shares on a monthly or
                       quarterly basis. To qualify you must own
                       shares of the fund with a value of at least
                       $10,000 ($5,000 for retirement plan accounts)
                       and each automatic redemption must be at
                       least $50. If your shares are subject to a
                       deferred sales charge, the sales charge will
                       be waived if your automatic payments do not
                       exceed 1% per month of the value of your
                       shares subject to a deferred sales charge.
                       The following conditions apply:
                       - Your shares must not be represented by
                       certificates
                       - All dividends and distributions must be
                       reinvested
                       For more information, contact your Service
                       Agent or consult the SAI.

23                                                     Smith Barney Mutual Funds

   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered


The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.


SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:


- Are redeeming over $50,000


- Are sending signed share certificates or stock powers to the sub-transfer agent

- Instruct the sub-transfer agent to mail the check to an address different from the one on your account

- Changed your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions

Government Securities Fund                                                    24

- Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities


SMALL ACCOUNT BALANCES If your account falls below $500, ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.


EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

25                                                     Smith Barney Mutual Funds

   DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS The fund generally pays dividends from net investment income periodically and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.


TAXES In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

           TRANSACTION                    FEDERAL TAX STATUS

Redemption or exchange of shares   Usually capital gain or loss;
                                   long-term only if shares owned
                                   more than one year
Long-term capital gain             Long-term capital gain
distributions

Short-term capital gain            Ordinary income
distributions
Dividends                          Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Government Securities Fund                                                    26

   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agents before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.



Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of business.

27                                                     Smith Barney Mutual Funds

   FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

                      FOR A CLASS A SHARE OF CAPITAL STOCK
              OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:


                                 1999(1)  1998(1)   1997     1996     1995
----------------------------------------------------------------------------
Net asset value, beginning of
  year                             $9.97    $9.75    $9.34    $9.77    $9.17
----------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income             0.49     0.51     0.59     0.61     0.67
  Net realized and unrealized
    gain (loss)                   (0.98)     0.26     0.42   (0.44)     0.62
----------------------------------------------------------------------------
Total income (loss) from
  operations                      (0.49)     0.77     1.01     0.17     1.29
----------------------------------------------------------------------------
Less distribution from:
  Net investment income           (0.49)   (0.55)   (0.60)   (0.59)   (0.69)
  Capital                        (0.00)(2)   --      --      (0.01)    --
----------------------------------------------------------------------------
Total distributions               (0.49)   (0.55)   (0.60)   (0.60)   (0.69)
----------------------------------------------------------------------------
Net asset value, end of year       $8.99    $9.97    $9.75    $9.34    $9.77
----------------------------------------------------------------------------
Total return                     (4.96)%    8.12%   11.23%    1.96%   14.50%
----------------------------------------------------------------------------
Net assets, end of year (000)'s  $288,133 $347,622 $361,124 $388,563 $453,378
----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses excluding interest
    expense                        0.93%    0.92%    0.92%    0.93%    0.94%
  Interest expense                  0.01     0.08     0.85     0.84     0.43
  Net investment income             5.21     5.15     6.24     6.16     6.70
----------------------------------------------------------------------------
Portfolio turnover rate          161%     334%     274%     420%     294%
----------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2)  Amount represents less than $0.01 per share.

Government Securities Fund                                                    28

                      FOR A CLASS B SHARE OF CAPITAL STOCK
              OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:


                                 1999(1)  1998(1)   1997     1996     1995
----------------------------------------------------------------------------
Net asset value, beginning of
  year                             $9.97    $9.79    $9.38    $9.81    $9.17
----------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income             0.45     0.45     0.54     0.56     0.59
  Net realized and unrealized
    gain (loss)                   (0.97)     0.26     0.44   (0.44)     0.65
----------------------------------------------------------------------------
Total income (loss) from
  operations                      (0.52)     0.71     0.98     0.12     1.24
----------------------------------------------------------------------------
Less distribution from:
  Net investment income           (0.45)   (0.53)   (0.57)   (0.54)   (0.60)
  Capital                        (0.00)(2)   --      --      (0.01)    --
----------------------------------------------------------------------------
Total distributions               (0.45)   (0.53)   (0.57)   (0.55)   (0.60)
----------------------------------------------------------------------------
Net asset value, end of year       $9.00    $9.97    $9.79    $9.38    $9.81
----------------------------------------------------------------------------
Total return                     (5.35)%    7.44%   10.82%    1.42%   13.87%
----------------------------------------------------------------------------
Net assets, end of year (000)'s  $65,989  $92,082  $101,273 $121,894 $158,459
----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses excluding interest
    expense                        1.41%    1.43%    1.44%    1.45%    1.45%
  Interest expense                  0.01     0.08     0.85     0.84     0.43
  Net investment income             4.72     4.64     5.73     5.64     6.19
----------------------------------------------------------------------------
Portfolio turnover rate          161%     334%     274%     420%     294%
----------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2)  Amount represents less than $0.01 per share.

29                                                     Smith Barney Mutual Funds

                    FOR A CLASS L(2) SHARE OF CAPITAL STOCK
              OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:


                                 1999(1)  1998(1)   1997     1996     1995
----------------------------------------------------------------------------
Net asset value, beginning of
  year                             $9.97    $9.78    $9.38    $9.81    $9.17
----------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income             0.46     0.45     0.54     0.57     0.60
  Net realized and unrealized
    gain (loss)                   (0.99)     0.27     0.43   (0.44)     0.65
----------------------------------------------------------------------------
Total income (loss) from
  operations                      (0.53)     0.72     0.97     0.13     1.25
----------------------------------------------------------------------------
Less distribution from:
  Net investment income           (0.45)   (0.53)   (0.57)   (0.55)   (0.61)
  Capital                        (0.00)(3)   --      --      (0.01)    --
----------------------------------------------------------------------------
Total distributions               (0.45)   (0.53)   (0.57)   (0.56)   (0.61)
----------------------------------------------------------------------------
Net assets value, end of year      $8.99    $9.97    $9.78    $9.38    $9.81
----------------------------------------------------------------------------
Total return                     (5.41)%    7.56%   10.75%    1.47%   13.93%
----------------------------------------------------------------------------
Net asset, end of year (000)'s   $6,611   $4,411   $2,311   $1,443   $1,039
----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses excluding interest
    expense                        1.39%    1.40%    1.39%    1.38%    1.37%
  Interest expense                  0.01     0.08     0.85     0.84     0.43
  Net investment income             4.77     4.63     5.70     5.71     6.27
----------------------------------------------------------------------------
Portfolio turnover rate          161%     334%     274%     420%     294%
----------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, Class C shares were renamed Class L shares.
(3)  Amount represents less than $0.01 per share.

Government Securities Fund                                                    30

                      FOR A CLASS Y SHARE OF CAPITAL STOCK
              OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31:


                                          1999(1)  1998(1)   1997    1996(2)
----------------------------------------------------------------------------
Net asset value, beginning of year          $9.97    $9.76    $9.34    $9.71
----------------------------------------------------------------------------
Income from operations:
  Net investment income                      0.53     0.54     0.61     0.57
  Net realized and unrealized gain
    (loss)                                 (0.98)     0.26     0.44   (0.37)
----------------------------------------------------------------------------
Total income (loss) from operations        (0.45)     0.80     1.05     0.20
----------------------------------------------------------------------------
Less distribution from:
  Net investment income                    (0.53)   (0.59)   (0.63)   (0.56)
  Net realized gains                      (0.00)(5)   --      --      (0.01)
----------------------------------------------------------------------------
Total distributions                        (0.53)   (0.59)   (0.63)   (0.57)
----------------------------------------------------------------------------
Net asset value, end of year                $8.99    $9.97    $9.76    $9.34
----------------------------------------------------------------------------
Total return                              (4.61)%    8.42%   11.73%  2.30%(3)
----------------------------------------------------------------------------
Net assets, end of year (000)'s           $213,170 $191,253 $109,909 $39,667
----------------------------------------------------------------------------
Ratios to average net assets:
  Expenses excluding interest expense       0.59%    0.59%    0.58%  0.44%(4)
  Interest expense                           0.01     0.08     0.85  0.84(4)
  Net investment income                      5.57     5.43     6.46  6.49(4)
----------------------------------------------------------------------------
Portfolio turnover rate                   161%     334%     274%     420%
----------------------------------------------------------------------------


(1) Per share amounts have been calculated using the monthly average shares method.
(2)  For the period from February 7, 1996 (inception date) to
     December 31, 1996.
(3)  Not Annualized.
(4)  Annualized.
(5)  Amount represents less than $0.01 per share.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                                                [SMITH BARNEY MUTUAL FUNDS LOGO]

GOVERNMENT
SECURITIES FUND

-- AN INVESTMENT PORTFOLIO OF
SMITH BARNEY INVESTMENT FUNDS INC.

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.


The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.


You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund's sub-transfer agents (PFS Shareholder Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010), or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.



Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP:WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.



(Investment Company Act file no. 811-03275)
FD0234 8/00